Earnings Per Share Share Repurchase Program (Narrative) (Details) shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock repurchased during period, value	$ 150.3
Common stock issued, Class B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock repurchased during period, shares | shares	2.0
Stock repurchased during period, value	$ 150.0